Equity Accounted Investments - Additional Information (Detail) (USD $)	12 Months Ended					12 Months Ended			12 Months Ended				12 Months Ended	1 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2010 Wah Kwong [Member]	Dec. 31, 2012 Exmar [Member]	Dec. 31, 2012 Angola LNG Project [Member] m3 Buildings	Dec. 31, 2012 RasGas 3 [Member]	Dec. 31, 2012 LNG carriers [Member]	Dec. 31, 2012 FPSO [Member] Vessel	Dec. 31, 2012 Sevan Marine ASA [Member]	Dec. 31, 2011 Sevan Marine ASA [Member]	Nov. 30, 2011 Sevan Marine ASA [Member]	Nov. 30, 2011 Sevan Marine ASA [Member] FPSO [Member] Vessel	Feb. 28, 2012 Teekay LNG [Member] Carriers	Nov. 30, 2010 Teekay LNG [Member] Exmar [Member] Vessel	Dec. 31, 2012 Teekay LNG [Member] RasGas 3 [Member] Vessel	Sep. 30, 2010 Teekay Tankers [Member]	Dec. 31, 2012 Teekay Tankers [Member] Wah Kwong [Member]	Dec. 31, 2012 Teekay LNG-Marubeni Joint Venture [Member]	Feb. 29, 2012 Teekay LNG-Marubeni Joint Venture [Member] Malt Lng Carriers [Member] Vessel
Schedule of Equity Method Investments [Line Items]
Ownership Percentage				50.00%	50.00%	33.00%	40.00%	52.00%		43.00%	40.00%	40.00%			50.00%	40.00%	50.00%	50.00%
Number of newbuilding						4
Area of newbuilding						160,400
Number of vessels									1				2	6	2	4				6
Joint venture interest in acquired business																				100.00%
Acquisition cost												$ 25,000,000			$ 72,500,000					$ 1,300,000,000
Ownership percentage																			48.00%
Fair value of investment of existing contract												37,100,000
Quoted market value of investment of existing contract										83,100,000	29,400,000
Percentage of debt secured guaranteed															50.00%			50.00%
Portion of purchase price financed															37,300,000
Issuance of common stock units															1,100,000
Secured debt															206,000,000			68,600,000
Equity (loss) income	79,211,000	(35,309,000)	(11,257,000)
Equity (loss) gain related to unrealized (loss) gain on interest rate swap	$ 5,300,000	$ (35,200,000)	$ (26,300,000)